                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT V

                        SUPPLEMENT DATED JUNE 29, 1999
                                    TO THE
                         PROSPECTUS DATED MAY 1, 1999,
                         AS SUPPLEMENTED JUNE 23, 1999
                                    FOR THE
                    ADVISOR'S EDGE SELECT VARIABLE ANNUITY

                                  OFFERED BY
                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                          (A MISSOURI STOCK COMPANY)



The Advisor's Edge Select Variable Annuity Prospectus dated May 1, 1999 is hereby supplemented to revise section 3, entitled "Purchase" appearing on page 2 and the section entitled "A Few Things to Keep in Mind Regarding Purchase Payments" appearing on page 13 of the Prospectus to reflect that the minimum Initial Purchase Payment for a Non-Qualified Contract is $25,000.

All references to the minimum Initial Purchase Payment for a Non-Qualified Contract in this Prospectus are hereby amended to read as $25,000.